OPERATING SEGMENTS (Details) $ in Thousands	3 Months Ended										6 Months Ended		9 Months Ended	12 Months Ended
	Jun. 30, 2021 USD ($)	Dec. 31, 2020 USD ($)	Sep. 30, 2020 USD ($)	Jun. 30, 2020 USD ($)	Mar. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Sep. 30, 2019 USD ($)	Jun. 30, 2019 USD ($)	Mar. 31, 2019 USD ($)	Apr. 10, 2018 USD ($)	Jun. 30, 2021 USD ($) segment item	Jun. 30, 2020 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2020 USD ($) segment item	Dec. 31, 2019 USD ($) segment	Dec. 31, 2018 segment
OPERATING SEGMENTS
Number of operating segments | segment											2			2	2	2
Number of internal passenger groups | item											2			1
Operating Revenues	$ 149,189	$ 107,807	$ 77,973	$ 35,376	$ 180,330	$ 163,864	$ 171,478	$ 169,373	$ 196,669	$ 197,452	$ 276,802	$ 215,706	$ 384,931	$ 401,486	$ 701,384
Non-Fuel Operating Expenses	108,762			68,414							214,038	177,953		365,272
Aircraft Fuel	29,709			677						45,790	53,984	56,238	119,553	83,392	165,666
Special Items, net	(38,520)			(31,481)						271	(65,392)	(31,481)	(6,706)	(64,563)	7,092
Total Operating Expenses	99,951			37,610						171,336	202,630	202,710	377,699	384,101	623,262
Operating Income	49,238	$ (4,428)	$ 8,817	(2,234)	$ 15,230	$ 11,604	$ 10,475	$ 9,541	$ 46,502	26,116	74,172	12,996	7,232	17,385	78,122
Interest Income	9			63						96	24	314	258	377	937
Interest Expense	(6,080)			(5,442)						(339)	(13,201)	(11,058)	(6,060)	(22,073)	(17,170)
Other Non-operating Income (Expense), net														(371)
Income (Loss) before Income Tax	61,221			(7,938)						$ 25,910	79,044	1,758	$ (206)	(4,682)	$ 60,160
Passenger
OPERATING SEGMENTS
Operating Revenues	127,091			32,157							233,118	212,487		364,677
Non-Fuel Operating Expenses	92,361			63,507							179,566	173,046		332,742
Aircraft Fuel	29,657			677							53,912	56,238		83,392
Special Items, net	(28,784)			(28,111)							(46,991)	(28,111)		(53,842)
Total Operating Expenses	93,234			36,073							186,487	201,173		362,292
Operating Income	33,857			(3,916)							46,631	11,314		2,385
Cargo
OPERATING SEGMENTS
Operating Revenues	22,098			3,219							43,684	3,219		36,809
Non-Fuel Operating Expenses	16,401			4,907							34,472	4,907		32,530
Aircraft Fuel	52										72
Special Items, net	(9,736)			(3,370)							(18,401)	(3,370)		(10,721)
Total Operating Expenses	6,717			1,537							16,143	1,537		21,809
Operating Income	$ 15,381			$ 1,682							$ 27,541	$ 1,682		$ 15,000